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C000006467
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with maximum sales charge
Accumulated Value	$ 9,678	$ 9,820	$ 9,864	$ 9,900	$ 9,945	$ 9,954	$ 10,104	$ 10,158	$ 10,171	$ 10,194	$ 10,123	$ 9,921		$ 9,910	$ 9,930	$ 9,974	$ 9,955	$ 10,023	$ 10,089	$ 10,092	$ 10,125	$ 10,210	$ 10,163	$ 10,162	$ 10,141	$ 10,175	$ 10,055	$ 9,986	$ 10,057	$ 9,988	$ 10,073	$ 10,062	$ 10,027	$ 10,091	$ 9,994	$ 9,937	$ 9,964	$ 10,174	$ 10,236	$ 10,227	$ 10,386	$ 10,389	$ 10,577	$ 10,651	$ 10,678	$ 10,926	$ 10,854	$ 10,860	$ 10,847	$ 10,828	$ 11,015	$ 11,214	$ 11,101	$ 11,241	$ 11,263	$ 11,361	$ 11,460	$ 11,405	$ 11,428	$ 11,346	$ 11,392	$ 11,429	$ 11,408	$ 11,275	$ 11,169	$ 11,241	$ 11,237	$ 11,274	$ 11,372	$ 11,341	$ 11,274	$ 11,240	$ 11,249	$ 11,193	$ 11,017	$ 10,895	$ 10,559	$ 10,228	$ 10,234	$ 10,140	$ 10,335	$ 10,066	$ 9,653	$ 9,464	$ 9,814	$ 9,734	$ 10,057	$ 9,831	$ 10,007	$ 10,066	$ 9,931	$ 9,790	$ 9,656	$ 9,470	$ 8,807	$ 8,271	$ 9,282	$ 10,285	$ 10,154	$ 9,618	$ 9,781	$ 8,900	$ 9,428	$ 9,765	$ 10,326	$ 10,712	$ 10,837	$ 9,926	$ 10,197	$ 9,600	$ 9,697	$ 10,339	$ 10,320	$ 10,364	$ 9,957	$ 10,356	$ 10,175	$ 10,578	$ 10,697	$ 10,806	$ 10,983	$ 10,897
C000155939
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,140	10,180	10,209	10,260	10,252	10,398	10,447	10,464	10,469	10,391	10,178		10,160	10,175	10,213	10,199	10,249	10,311	10,307	10,334	10,412	10,359	10,351	10,335	10,351	10,224	10,148	10,202	10,138	10,216	10,199	10,158	10,215	10,112	10,047	10,068	10,272	10,328	10,313	10,465	10,462	10,629	10,710	10,730	10,970	10,891	10,889	10,870	10,843	11,022	11,213	11,094	11,225	11,240	11,330	11,421	11,372	11,375	11,299	11,326	11,352	11,325	11,187	11,075	11,139	11,128	11,157	11,245	11,208	11,134	11,095	11,096	11,033	10,841	10,715	10,381	10,051	10,063	9,952	10,135	9,868	9,460	9,270	9,590	9,520	9,827	9,601	9,766	9,816	9,679	9,524	9,401	9,216	8,557	8,035	9,004	9,976	9,850	9,329	9,487	8,633	9,145	9,472	10,017	10,391	10,512	9,628	9,891	9,312	9,406	10,029	10,010	10,053	9,658	10,046	9,869	10,261	10,376	10,481	10,653	10,570
C000006470
Account Value [Line Items]
Line Graph and Table Measure Name													Class I
Accumulated Value	1,000,000	1,014,949	1,019,857	1,023,814	1,029,904	1,030,042	1,045,868	1,051,757	1,054,631	1,056,069	1,049,073	1,028,383		1,028,771	1,030,089	1,034,807	1,034,328	1,041,607	1,047,634	1,048,280	1,051,951	1,061,079	1,056,587	1,056,723	1,056,133	1,058,711	1,047,792	1,039,668	1,047,313	1,040,463	1,049,579	1,048,762	1,045,406	1,052,393	1,043,855	1,038,167	1,041,268	1,062,277	1,069,074	1,069,642	1,086,543	1,085,863	1,105,769	1,115,139	1,117,087	1,143,344	1,137,346	1,137,000	1,137,238	1,135,621	1,154,200	1,175,306	1,165,114	1,178,856	1,182,754	1,193,385	1,202,815	1,198,704	1,200,106	1,193,131	1,196,914	1,201,200	1,199,340	1,186,987	1,174,851	1,182,753	1,183,951	1,188,238	1,198,827	1,195,939	1,187,773	1,185,942	1,187,159	1,180,276	1,162,001	1,149,412	1,114,297	1,081,104	1,082,013	1,072,317	1,091,834	1,063,766	1,020,375	1,002,070	1,037,929	1,031,258	1,064,234	1,040,621	1,059,557	1,066,044	1,053,471	1,037,411	1,025,009	1,005,609	934,117	877,525	985,117	1,093,307	1,078,295	1,021,578	1,039,185	947,412	1,002,363	1,038,456	1,098,460	1,139,746	1,154,920	1,058,246	1,087,476	1,022,684	1,033,349	1,103,586	1,100,244	1,105,375	1,063,862	1,105,150	1,087,716	1,129,473	1,142,473	1,154,477	1,175,361	1,164,966
C000006469
Account Value [Line Items]
Line Graph and Table Measure Name													Class L
Accumulated Value	10,000	10,144	10,199	10,233	10,277	10,285	10,436	10,489	10,501	10,521	10,447	10,238		10,224	10,232	10,286	10,264	10,331	10,397	10,386	10,417	10,513	10,452	10,448	10,437	10,469	10,345	10,260	10,330	10,270	10,342	10,341	10,291	10,366	10,265	10,204	10,230	10,443	10,504	10,492	10,652	10,653	10,828	10,914	10,939	11,189	11,113	11,116	11,101	11,079	11,266	11,465	11,348	11,488	11,507	11,604	11,702	11,656	11,664	11,578	11,622	11,656	11,633	11,496	11,386	11,456	11,450	11,484	11,580	11,547	11,476	11,439	11,445	11,386	11,192	11,067	10,726	10,390	10,393	10,296	10,490	10,217	9,799	9,606	9,942	9,874	10,196	9,966	10,142	10,198	10,060	9,902	9,779	9,591	8,908	8,369	9,382	10,399	10,266	9,711	9,873	8,988	9,515	9,850	10,410	10,794	10,932	10,017	10,286	9,672	9,767	10,421	10,385	10,427	10,033	10,414	10,245	10,630	10,746	10,852	11,042	10,938
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,976	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,976	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	1,000,000	1,011,039	1,018,221	1,030,700	1,037,722	1,038,533	1,056,816	1,065,524	1,066,674	1,066,927	1,059,849	1,036,026		1,039,104	1,042,770	1,050,816	1,050,464	1,059,180	1,067,352	1,066,447	1,071,759	1,081,005	1,077,201	1,078,494	1,076,862	1,081,610	1,071,201	1,061,044	1,066,396	1,059,280	1,065,057	1,063,512	1,065,738	1,070,989	1,066,399	1,057,479	1,062,235	1,078,854	1,093,729	1,094,921	1,114,693	1,116,253	1,133,352	1,149,383	1,152,804	1,178,889	1,173,782	1,177,574	1,177,339	1,179,093	1,200,255	1,218,227	1,194,431	1,218,357	1,229,736	1,239,997	1,261,779	1,254,503	1,252,242	1,247,766	1,264,049	1,268,414	1,260,441	1,244,178	1,229,699	1,240,039	1,244,769	1,253,843	1,266,434	1,265,588	1,254,781	1,253,755	1,255,270	1,254,423	1,226,921	1,210,193	1,177,725	1,133,799	1,140,037	1,117,257	1,145,347	1,115,572	1,067,509	1,055,796	1,095,163	1,091,443	1,125,300	1,097,650	1,123,400	1,130,262	1,118,544	1,116,806	1,117,916	1,111,184	1,084,688	1,068,376	1,116,458	1,158,821	1,156,048	1,142,187	1,153,402	1,126,449	1,145,121	1,155,589	1,181,818	1,199,216	1,215,664	1,188,053	1,200,578	1,182,446	1,189,571	1,214,166	1,213,876	1,218,164	1,211,985	1,230,868	1,229,111	1,243,874	1,257,054	1,265,355	1,272,986	1,272,105
Morgan Stanley Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,976	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Accumulated Value	10,000	10,175	10,242	10,264	10,265	10,270	10,433	10,466	10,439	10,444	10,367	10,137		10,131	10,143	10,192	10,191	10,259	10,324	10,297	10,327	10,422	10,362	10,353	10,339	10,371	10,240	10,168	10,250	10,181	10,263	10,266	10,237	10,308	10,227	10,172	10,263	10,468	10,530	10,510	10,690	10,671	10,874	10,965	10,975	11,236	11,183	11,203	11,187	11,162	11,355	11,582	11,831	11,906	11,895	11,897	11,984	11,910	11,915	11,849	11,876	11,871	11,810	11,655	11,527	11,603	11,618	11,658	11,780	11,760	11,669	11,654	11,701	11,662	11,462	11,372	11,043	10,686	10,745	10,620	10,857	10,548	10,119	9,978	10,298	10,249	10,536	10,279	10,536	10,591	10,487	10,486	10,258	9,972	9,245	8,789	9,593	10,419	10,190	9,957	10,080	9,466	9,736	9,897	10,251	10,460	10,671	10,116	10,299	9,751	9,792	10,299	10,207	10,096	9,806	10,051	9,961	9,993	10,301	10,433	10,477	10,297
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Long Treasury Index
Accumulated Value	10,000	10,502	10,815	10,815	10,761	10,847	11,512	11,771	11,659	11,471	11,003	10,187		10,133	10,173	10,331	10,274	10,433	10,639	10,681	10,615	10,980	10,743	10,735	10,812	10,997	10,642	10,322	10,635	10,428	10,649	10,668	10,511	10,676	10,360	10,045	10,235	10,795	10,867	10,734	11,298	11,096	11,822	11,980	11,999	13,259	12,928	12,817	12,751	12,395	13,244	14,131	14,986	15,290	15,004	15,024	15,658	14,983	15,041	14,588	14,763	14,590	14,063	13,280	12,618	12,912	12,970	13,434	13,924	13,894	13,497	13,747	14,112	13,912	13,336	13,141	12,439	11,333	11,119	10,955	11,247	10,749	9,900	9,351	10,012	9,842	10,473	9,976	10,449	10,503	10,210	10,208	9,987	9,708	9,000	8,556	9,339	10,143	9,920	9,694	9,813	9,215	9,478	9,635	9,979	10,182	10,388	9,848	10,026	9,493	9,532	10,026	9,937	9,829	9,546	9,785	9,697	9,728	10,028	10,157	10,200	10,024
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Accumulated Value	10,000	10,175	10,242	10,264	10,265	10,270	10,433	10,466	10,439	10,444	10,367	10,137		10,131	10,143	10,192	10,191	10,259	10,324	10,297	10,327	10,422	10,362	10,353	10,339	10,371	10,240	10,168	10,250	10,181	10,263	10,266	10,237	10,308	10,227	10,172	10,263	10,468	10,530	10,510	10,690	10,671	10,874	10,965	10,975	11,236	11,183	11,203	11,187	11,162	11,355	11,582	11,831	11,906	11,895	11,897	11,984	11,910	11,915	11,849	11,876	11,871	11,810	11,655	11,527	11,603	11,618	11,658	11,780	11,760	11,669	11,654	11,701	11,662	11,462	11,372	11,043	10,686	10,745	10,620	10,857	10,548	10,119	9,978	10,298	10,249	10,536	10,279	10,536	10,591	10,487	10,486	10,258	9,972	9,245	8,789	9,593	10,419	10,190	9,957	10,080	9,466	9,736	9,897	10,251	10,460	10,671	10,116	10,299	9,751	9,792	10,299	10,207	10,096	9,806	10,051	9,961	9,993	10,301	10,433	10,477	10,297
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Long Treasury Index
Accumulated Value	10,000	10,502	10,815	10,815	10,761	10,847	11,512	11,771	11,659	11,471	11,003	10,187		10,133	10,173	10,331	10,274	10,433	10,639	10,681	10,615	10,980	10,743	10,735	10,812	10,997	10,642	10,322	10,635	10,428	10,649	10,668	10,511	10,676	10,360	10,045	10,235	10,795	10,867	10,734	11,298	11,096	11,822	11,980	11,999	13,259	12,928	12,817	12,751	12,395	13,244	14,131	14,986	15,290	15,004	15,024	15,658	14,983	15,041	14,588	14,763	14,590	14,063	13,280	12,618	12,912	12,970	13,434	13,924	13,894	13,497	13,747	14,112	13,912	13,336	13,141	12,439	11,333	11,119	10,955	11,247	10,749	9,900	9,351	10,012	9,842	10,473	9,976	10,449	10,503	10,210	10,208	9,987	9,708	9,000	8,556	9,339	10,143	9,920	9,694	9,813	9,215	9,478	9,635	9,979	10,182	10,388	9,848	10,026	9,493	9,532	10,026	9,937	9,829	9,546	9,785	9,697	9,728	10,028	10,157	10,200	10,024
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Accumulated Value	1,000,000	1,017,476	1,024,152	1,026,378	1,026,488	1,027,041	1,043,315	1,046,601	1,043,875	1,044,350	1,036,750	1,013,715		1,013,084	1,014,298	1,019,184	1,019,086	1,025,924	1,032,415	1,029,732	1,032,708	1,042,235	1,036,176	1,035,349	1,033,893	1,037,112	1,024,004	1,016,815	1,024,999	1,018,077	1,026,305	1,026,619	1,023,720	1,030,833	1,022,694	1,017,232	1,026,261	1,046,751	1,053,048	1,051,036	1,069,035	1,067,086	1,087,423	1,096,523	1,097,548	1,123,623	1,118,252	1,120,298	1,118,663	1,116,175	1,135,516	1,158,175	1,183,073	1,190,564	1,189,475	1,189,710	1,198,418	1,191,038	1,191,512	1,184,859	1,187,602	1,187,123	1,181,029	1,165,455	1,152,695	1,160,301	1,161,799	1,165,846	1,178,014	1,176,030	1,166,873	1,165,401	1,170,117	1,166,159	1,146,157	1,137,178	1,104,299	1,068,565	1,074,535	1,061,993	1,085,699	1,054,824	1,011,910	997,800	1,029,808	1,024,871	1,053,580	1,027,854	1,053,583	1,059,131	1,048,742	1,048,568	1,025,837	997,234	924,492	878,870	959,342	1,041,927	1,018,986	995,729	1,007,997	946,589	973,630	989,702	1,025,077	1,045,954	1,067,108	1,011,556	1,029,919	975,125	979,182	1,029,870	1,020,708	1,009,599	980,614	1,005,122	996,070	999,289	1,030,121	1,043,318	1,047,743	1,029,652
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Long Treasury Index
Accumulated Value	1,000,000	1,050,242	1,081,536	1,081,534	1,076,119	1,084,655	1,151,236	1,177,054	1,165,883	1,147,113	1,100,325	1,018,691		1,013,265	1,017,251	1,033,102	1,027,403	1,043,259	1,063,891	1,068,124	1,061,525	1,097,984	1,074,268	1,073,458	1,081,153	1,099,712	1,064,200	1,032,243	1,063,491	1,042,818	1,064,880	1,066,774	1,051,075	1,067,648	1,036,022	1,004,461	1,023,470	1,079,468	1,086,714	1,073,433	1,129,846	1,109,616	1,182,224	1,198,007	1,199,926	1,325,914	1,292,840	1,281,733	1,275,112	1,239,524	1,324,372	1,413,113	1,498,639	1,528,958	1,500,417	1,502,361	1,565,847	1,498,338	1,504,102	1,458,837	1,476,349	1,458,955	1,406,317	1,328,024	1,261,818	1,291,182	1,297,000	1,343,365	1,392,365	1,389,436	1,349,656	1,374,750	1,411,237	1,391,170	1,333,595	1,314,100	1,243,947	1,133,332	1,111,885	1,095,489	1,124,717	1,074,928	990,012	935,080	1,001,207	984,176	1,047,261	997,584	1,044,871	1,050,315	1,020,960	1,020,791	998,661	970,816	900,002	855,588	933,928	1,014,325	991,992	969,351	981,294	921,513	947,838	963,484	997,922	1,018,246	1,038,839	984,759	1,002,636	949,293	953,243	1,002,588	993,669	982,854	954,637	978,495	969,684	972,817	1,002,833	1,015,680	1,019,988	1,002,376
Morgan Stanley Index: Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Government/Mortgage/Bloomberg U.S. Long Treasury Blended Index
Accumulated Value	10,000	10,175	10,242	10,264	10,265	10,270	10,433	10,466	10,439	10,444	10,367	10,137		10,131	10,143	10,192	10,191	10,259	10,324	10,297	10,327	10,422	10,362	10,353	10,339	10,371	10,240	10,168	10,250	10,181	10,263	10,266	10,237	10,308	10,227	10,172	10,263	10,468	10,530	10,510	10,690	10,671	10,874	10,965	10,975	11,236	11,183	11,203	11,187	11,162	11,355	11,582	11,831	11,906	11,895	11,897	11,984	11,910	11,915	11,849	11,876	11,871	11,810	11,655	11,527	11,603	11,618	11,658	11,780	11,760	11,669	11,654	11,701	11,662	11,462	11,372	11,043	10,686	10,745	10,620	10,857	10,548	10,119	9,978	10,298	10,249	10,536	10,279	10,536	10,591	10,487	10,486	10,258	9,972	9,245	8,789	9,593	10,419	10,190	9,957	10,080	9,466	9,736	9,897	10,251	10,460	10,671	10,116	10,299	9,751	9,792	10,299	10,207	10,096	9,806	10,051	9,961	9,993	10,301	10,433	10,477	10,297
Morgan Stanley Index: Bloomberg U.S. Long Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Long Treasury Index
Accumulated Value	$ 10,000	$ 10,502	$ 10,815	$ 10,815	$ 10,761	$ 10,847	$ 11,512	$ 11,771	$ 11,659	$ 11,471	$ 11,003	$ 10,187		$ 10,133	$ 10,173	$ 10,331	$ 10,274	$ 10,433	$ 10,639	$ 10,681	$ 10,615	$ 10,980	$ 10,743	$ 10,735	$ 10,812	$ 10,997	$ 10,642	$ 10,322	$ 10,635	$ 10,428	$ 10,649	$ 10,668	$ 10,511	$ 10,676	$ 10,360	$ 10,045	$ 10,235	$ 10,795	$ 10,867	$ 10,734	$ 11,298	$ 11,096	$ 11,822	$ 11,980	$ 11,999	$ 13,259	$ 12,928	$ 12,817	$ 12,751	$ 12,395	$ 13,244	$ 14,131	$ 14,986	$ 15,290	$ 15,004	$ 15,024	$ 15,658	$ 14,983	$ 15,041	$ 14,588	$ 14,763	$ 14,590	$ 14,063	$ 13,280	$ 12,618	$ 12,912	$ 12,970	$ 13,434	$ 13,924	$ 13,894	$ 13,497	$ 13,747	$ 14,112	$ 13,912	$ 13,336	$ 13,141	$ 12,439	$ 11,333	$ 11,119	$ 10,955	$ 11,247	$ 10,749	$ 9,900	$ 9,351	$ 10,012	$ 9,842	$ 10,473	$ 9,976	$ 10,449	$ 10,503	$ 10,210	$ 10,208	$ 9,987	$ 9,708	$ 9,000	$ 8,556	$ 9,339	$ 10,143	$ 9,920	$ 9,694	$ 9,813	$ 9,215	$ 9,478	$ 9,635	$ 9,979	$ 10,182	$ 10,388	$ 9,848	$ 10,026	$ 9,493	$ 9,532	$ 10,026	$ 9,937	$ 9,829	$ 9,546	$ 9,785	$ 9,697	$ 9,728	$ 10,028	$ 10,157	$ 10,200	$ 10,024